Property, plant and equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	$ 60.2
Property, plant and equipment, closing balance	84.3	$ 60.2
Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	75.8	44.6
Additions	35.6	31.4
Disposals	(2.8)	(0.2)
Business combination (note 5)	2.5
Transfers	0.0	0.0
Property, plant and equipment, closing balance	111.1	75.8
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(15.6)	(8.2)
Additions	(13.7)	(7.4)
Disposals	2.5
Property, plant and equipment, closing balance	(26.8)	(15.6)
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	9.9
Property, plant and equipment, closing balance	18.2	9.9
Plant equipment | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	12.3	8.9
Additions	6.9	3.4
Disposals	0.0	0.0
Business combination (note 5)	2.1
Transfers	1.0	0.0
Property, plant and equipment, closing balance	22.3	12.3
Plant equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2.4)	(1.3)
Additions	(1.7)	(1.1)
Disposals	0.0
Property, plant and equipment, closing balance	(4.1)	(2.4)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2.7
Property, plant and equipment, closing balance	2.4	2.7
Computer hardware | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	4.9	3.6
Additions	0.8	1.1
Disposals	(0.3)	0.0
Business combination (note 5)	0.0
Transfers	0.0	0.2
Property, plant and equipment, closing balance	5.4	4.9
Computer hardware | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2.2)	(1.3)
Additions	(1.0)	(0.9)
Disposals	0.2
Property, plant and equipment, closing balance	(3.0)	(2.2)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	34.1
Property, plant and equipment, closing balance	43.5	34.1
Leasehold improvements | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	41.3	24.8
Additions	9.4	12.9
Disposals	(2.5)	(0.2)
Business combination (note 5)	0.4
Transfers	6.2	3.8
Property, plant and equipment, closing balance	54.8	41.3
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(7.2)	(3.9)
Additions	(6.4)	(3.3)
Disposals	2.3
Property, plant and equipment, closing balance	(11.3)	(7.2)
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3.1
Property, plant and equipment, closing balance	3.6	3.1
Show displays | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	5.6	3.9
Additions	1.9	1.7
Disposals	0.0	0.0
Business combination (note 5)	0.0
Transfers	0.1	0.0
Property, plant and equipment, closing balance	7.6	5.6
Show displays | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2.5)	(1.2)
Additions	(1.5)	(1.3)
Disposals	0.0
Property, plant and equipment, closing balance	(4.0)	(2.5)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.4
Property, plant and equipment, closing balance	0.7	0.4
In progress | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.4	0.0
Additions	9.6	5.8
Disposals	0.0	0.0
Business combination (note 5)	0.0
Transfers	(9.3)	(5.4)
Property, plant and equipment, closing balance	0.7	0.4
In progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0.0	0.0
Additions	0.0	0.0
Disposals	0.0
Property, plant and equipment, closing balance	0.0	0.0
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	10.0
Property, plant and equipment, closing balance	15.9	10.0
Furniture and fixtures | Carrying value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	11.3	3.4
Additions	7.0	6.5
Disposals	0.0	0.0
Business combination (note 5)	0.0
Transfers	2.0	1.4
Property, plant and equipment, closing balance	20.3	11.3
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1.3)	(0.5)
Additions	(3.1)	(0.8)
Disposals	0.0
Property, plant and equipment, closing balance	$ (4.4)	$ (1.3)